UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   325 John H. McConnell Blvd.
           Suite 200
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 28-10648
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Compliance Officer
        ------------------------
Phone:  614-255-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     02/11/04
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                         --------------
Form 13F Information Table Entry Total:        141
                                         --------------
Form 13F Information Table Value Total:  $ 7,386,200
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aaron Rents                    COM              002535201    29439  1008170 SH       Sole                   504085            504085
Abbott Labs                    COM              002824100   177973  3323486 SH       Sole                  1661743           1661743
Acco Brands Corp               COM              00081T108    76525  3319961 SH       Sole                  1659981           1659981
Airtran Hldgs Inc.             COM              00949P108    95471  8742720 SH       Sole                  4371360           4371360
Allstate Corp                  COM              020002101    15516   252252 SH       Sole                   126126            126126
American Greetings             COM              026375105    31832  1123624 SH       Sole                   561812            561812
American Int'l Group Inc       COM              026874107   223265  3188130 SH       Sole                  1594065           1594065
Analogic Corp                  COM              032657207    25615   348450 SH       Sole                   174225            174225
Apache Corporation             COM              037411105   389800  4777550 SH       Sole                  2388775           2388775
Apogee Enterprises             COM              037598109     8930   321000 SH       Sole                   160500            160500
Archer Daniels Midland         COM              039483102    14182   428594 SH       Sole                   214297            214297
Bank of America Corp           COM              060505104    23488   480430 SH       Sole                   240215            240215
Bank of New York Inc           COM              064057102    27214   656700 SH       Sole                   328350            328350
Belo Corp                      COM              080555105    19442   944246 SH       Sole                   472123            472123
Berry Pete Co Cl A             COM              085789105    20784   551600 SH       Sole                   275800            275800
Black & Decker Corp.           COM              091797100   148190  1678064 SH       Sole                   839032            839032
Brinks Company                 COM              109696104    26486   427950 SH       Sole                   213975            213975
Callaway Golf Co               COM              131193104    39685  2228240 SH       Sole                  1114120           1114120
Cardinal Health Inc            COM              14149Y108   149595  2117710 SH       Sole                  1058855           1058855
Centennial Bank                COM              151345303    18756  2214400 SH       Sole                  1107200           1107200
Century Aluminum Company       COM              156431108    15471   283200 SH       Sole                   141600            141600
Charming Shoppes               COM              161133103    12250  1131160 SH       Sole                   565580            565580
Cimarex Energy Co              COM              171798101   235002  5963010 SH       Sole                  2981505           2981505
Circuit City Store Inc         COM              172737108     1610   106780 SH       Sole                    53390             53390
Citigroup Inc                  COM              172967101   169671  3308078 SH       Sole                  1654039           1654039
City National Corp             COM              178566105     6634    87180 SH       Sole                    43590             43590
Comerica Inc                   COM              200340107    24453   411190 SH       Sole                   205595            205595
Conagra Foods Inc              COM              205887102    41854  1558226 SH       Sole                   779113            779113
Conocophillips                 COM              20825C104   353998  4509524 SH       Sole                  2254762           2254762
Crystal River Capital          COM              229393301     4431   182500 SH       Sole                    91250             91250
Del Monte Foods                COM              24522P103    17857  1468520 SH       Sole                   734260            734260
Devon Energy Corp              COM              25179M103   386773  4940258 SH       Sole                  2470129           2470129
Dominion Resources Inc         COM              25746U109   213319  2471548 SH       Sole                  1235774           1235774
Domtar Corporation             COM              257559104    53765  4817688 SH       Sole                  2408844           2408844
Dover Corp                     COM              260003108     6238   121960 SH       Sole                    60980             60980
Dow Chemical                   COM              260543103   143007  3233980 SH       Sole                  1616990           1616990
Encore Acquisition Co          COM              29255W100   104729  3767230 SH       Sole                  1883615           1883615
Energen Corp                   COM              29265N108     3773    68680 SH       Sole                    34340             34340
Finish Line Inc                COM              317923100    15386  1688900 SH       Sole                   844450            844450
First National Lincoln Corp    COM              335716106      489    28788 SH       Sole                    14394             14394
First Source Corp              COM              336901103    15695   629808 SH       Sole                   314904            314904
First State Bancorporation     COM              336453105    22411  1052640 SH       Sole                   526320            526320
Flower Foods Inc               COM              343498101    21836   654570 SH       Sole                   327285            327285
Fluor Corp                     COM              343412102   151577  1361020 SH       Sole                   680510            680510
Fortune Brands Inc             COM              349631101   168901  2050514 SH       Sole                  1025257           1025257
Freddie Mac                    COM              313400301     3156    52000 SH       Sole                    26000             26000
Freeport-Mcmoran Cop&g Cl B    COM              35671D857    61853   746834 SH       Sole                   373417            373417
Gannett Incorporated           COM              364730101   141616  2577182 SH       Sole                  1288591           1288591
General Mills Inc              COM              370334104    87275  1493916 SH       Sole                   746958            746958
Gevity HR Inc                  COM              374393106    11232   581060 SH       Sole                   290530            290530
Green County Bancshares Inc    COM              394361208      617    19730 SH       Sole                     9865              9865
Greenbrier Companies Inc       COM              393657101    20580   681020 SH       Sole                   340510            340510
Griffon                        COM              398433102     4753   218230 SH       Sole                   109115            109115
Hanesbrands Inc.               COM              410345102   110367  4083124 SH       Sole                  2041562           2041562
Hanmi Financial Corp           COM              410495105    12262   718780 SH       Sole                   359390            359390
Hanover Insurance Group Inc    COM              410867105    21490   440460 SH       Sole                   220230            220230
Health Care REIT               COM              42217K106     2782    68932 SH       Sole                    34466             34466
Helmerich & Payne Inc          COM              423452101    57435  1621540 SH       Sole                   810770            810770
Hornbeck Offshore Services     COM              440543106    28553   736660 SH       Sole                   368330            368330
Illinois Tool Works            COM              452308109   123064  2270974 SH       Sole                  1135487           1135487
Integrys Energy Group          COM              45822P105    25026   493320 SH       Sole                   246660            246660
International Paper            COM              460146103    91969  2355148 SH       Sole                  1177574           1177574
IStar Financial                COM              45031U101     7066   159400 SH       Sole                    79700             79700
ITLA Capital Corp              COM              450565106    16828   322876 SH       Sole                   161438            161438
Johnson & Johnson              COM              478160104   155723  2527156 SH       Sole                  1263578           1263578
K-Swiss                        COM              482686102    27646   975840 SH       Sole                   487920            487920
Kaydon Corp                    COM              486587108    20289   389280 SH       Sole                   194640            194640
Kimberly Clark Corporation     COM              494368103    30201   451506 SH       Sole                   225753            225753
Lance Inc.                     COM              514606102     4650   197370 SH       Sole                    98685             98685
Lexmark Int'l New Cl A         COM              529771107   104810  2125540 SH       Sole                  1062770           1062770
Lincoln Electric Holdings      COM              533900106    17906   241190 SH       Sole                   120595            120595
Lufkin Inds Inc                COM              549764108    18283   283240 SH       Sole                   141620            141620
Lyondell Chemical              COM              552078107     3575    96300 SH       Sole                    48150             48150
MAF Bancorp Inc                COM              55261R108    31339   577572 SH       Sole                   288786            288786
McDonald's Corporation         COM              580135101   292188  5756274 SH       Sole                  2878137           2878137
Meadwestvaco Corp              COM              583334107   166563  4715820 SH       Sole                  2357910           2357910
Medtronic Incorporated         COM              585055106   144352  2783500 SH       Sole                  1391750           1391750
Merrill Lynch                  COM              590188108    25512   305240 SH       Sole                   152620            152620
Microsoft Corporation          COM              594918104   155793  5286502 SH       Sole                  2643251           2643251
Moneygram Intl Inc             COM              60935Y109    78468  2807450 SH       Sole                  1403725           1403725
Morgan Stanley                 COM              617446448     3582    42700 SH       Sole                    21350             21350
Motorola Incorporated          COM              620076109    93291  5270700 SH       Sole                  2635350           2635350
Municipal Mtg & Eqty LLC       COM              62624B101      837    34340 SH       Sole                    17170             17170
Noble Energy Inc               COM              655044105    10382   166400 SH       Sole                    83200             83200
Northstar Realty Financial     COM              66704R100     4323   345600 SH       Sole                   172800            172800
Office Depot Inc               COM              676220106     4450   146880 SH       Sole                    73440             73440
Ohio Casualty Corporation      COM              677240103     1213    28000 SH       Sole                    14000             14000
Parker Hannifin Corp           COM              701094104    22601   230836 SH       Sole                   115418            115418
Partnerre Ltd                  COM              G6852T105     1271    16400 SH       Sole                     8200              8200
Pentair Inc                    COM              709631105      797    20660 SH       Sole                    10330             10330
Pfizer Incorporated            COM              717081103    13572   530780 SH       Sole                   265390            265390
PNC Financial Svcs Group       COM              693475105     2577    36000 SH       Sole                    18000             18000
Proctor & Gamble               COM              742718109      490     8000 SH       Sole                     4000              4000
Qad Inc                        COM              74727D108    10147  1222490 SH       Sole                   611245            611245
Sara Lee Corporation           COM              803111103   168841  9703480 SH       Sole                  4851740           4851740
Sky Financial Group            COM              83080P103     6041   216820 SH       Sole                   108410            108410
Southwest Airlines             COM              844741108    24299  1629740 SH       Sole                   814870            814870
Southwestern Energy Co         COM              845467109    19795   444830 SH       Sole                   222415            222415
Sovereign Bancorp              COM              845905108     5119   242160 SH       Sole                   121080            121080
Sprint Nextel Corp.            COM              852061100    72830  3516640 SH       Sole                  1758320           1758320
Steiner Leisure LTD            COM              P8744Y102    21905   445940 SH       Sole                   222970            222970
Taylor Capital Group           COM              876851106     9161   332770 SH       Sole                   166385            166385
Toro Company                   COM              891092108    31494   534790 SH       Sole                   267395            267395
Trinity Industries Inc         COM              896522109    40698   934732 SH       Sole                   467366            467366
U S Airways Group Inc.         COM              90341W108      927    30620 SH       Sole                    15310             15310
UCBH Hldgs Inc                 COM              90262T308    19428  1063380 SH       Sole                   531690            531690
UGI Corp                       COM              902681105    19093   699890 SH       Sole                   349945            349945
United Auto Group Inc          COM              909440109    16698   784300 SH       Sole                   392150            392150
United Fire & Casualty Co      COM              910331107    27276   770942 SH       Sole                   385471            385471
United Technologies            COM              913017109   152536  2150520 SH       Sole                  1075260           1075260
Unitedhealth Group Inc         COM              91324P102   105507  2063106 SH       Sole                  1031553           1031553
US Bancorp                     COM              902973304   181675  5513670 SH       Sole                  2756835           2756835
Wachovia Corporation           COM              929903102     3172    61884 SH       Sole                    30942             30942
Washington Group Int'l         COM              938862208    18126   226550 SH       Sole                   113275            113275
Washington Mutual              COM              939322103     2858    67020 SH       Sole                    33510             33510
Wellpoint Inc.                 COM              94973V107    15606   195490 SH       Sole                    97745             97745
Wells Fargo & Co.              COM              949746101   189178  5378970 SH       Sole                  2689485           2689485
Werner Enterprises             COM              950755108    42460  2107210 SH       Sole                  1053605           1053605
Weyerhaeuser Company           COM              962166104     1397    17702 SH       Sole                     8851              8851
Whiting Petroleum Corporation  COM              966387102    36442   899370 SH       Sole                   449685            449685
XTO Energy Inc                 COM              98385X106    47251   786200 SH       Sole                   393100            393100
Aspen Insurance Holdings Pfd 7 PFD              G05384139     6897   277000 SH       Sole                   138500            138500
Axis Capital Holdings 7.25% Pf PFD              G0692U208     3183   126000 SH       Sole                    63000             63000
Capital Crossing 8.5% Pfd D    PFD              14007R401     2197    84910 SH       Sole                    42455             42455
Countrywide Capital V Trust 7% PFD              222388209    16695   678100 SH       Sole                   339050            339050
Merrill Lynch Pfd Cap Tr IV To PFD              59021G204     2582   103000 SH       Sole                    51500             51500
Royal Bank of Scotland 6.4% Pf PFD              780097796      972    40000 SH       Sole                    20000             20000
Selective Insurance 7.5% Sub N PFD              816300305     4403   172000 SH       Sole                    86000             86000
Diamond Hill Select Fund Cl A  TR UNIT          25264S775     1065    89580 SH       Sole                    44790             44790
Energy Income & Growth Fund    TR UNIT          292697109      960    34434 SH       Sole                    17217             17217
Fiduciary Claymore MLP Opport  TR UNIT          31647Q106     3280   134640 SH       Sole                    67320             67320
Managed High Yield Plus Fund   COM SHS          561911108      972   200000 SH       Sole                   100000            100000
Nuveen Preferred & Convert Inc COM SHS          67073D102     1619   122000 SH       Sole                    61000             61000
Nuveen Quality Pfd Income Fd 2 COM SHS          67072C105     1779   129000 SH       Sole                    64500             64500
Western Asset High Income Fd I COM SHS          95766J102      874    80000 SH       Sole                    40000             40000
Atlas Pipeline Partners Unit L LTD              049392103     5601   103210 SH       Sole                    51605             51605
Energy Transfer Partners LP    LTD              29273R109     8177   132460 SH       Sole                    66230             66230
Enterprise Products LP         LTD              293792107     4961   155970 SH       Sole                    77985             77985
Inergy L P                     LTD              456615103     4431   122400 SH       Sole                    61200             61200
Markwest Energy Partners LP    LTD              570759100     4218   121220 SH       Sole                    60610             60610
Nustar Energy LP               LTD              67058H102     3444    50284 SH       Sole                    25142             25142